SHARE-BASED COMPENSATION - Modifications to the unvested restricted share units previously granted (Details) ¥ in Thousands		1 Months Ended			12 Months Ended
	Jul. 22, 2023 CNY (¥) item shares	Aug. 31, 2024 shares	Aug. 31, 2023 shares	Aug. 31, 2022 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Modification pertained recipients | item	1,124
Incremental compensation cost | ¥	¥ 204,946
Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)					22,246,544	31,194,120	21,948,320
Forfeited (in shares)					4,898,088	15,943,658	7,328,536
Restricted shares | Employees, officers and directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)		19,076,032	21,918,552	21,488,048	1,331,192
Restricted share units in the modification
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	8,239,864
Forfeited (in shares)	9,820,069